Note Allowance for loan losses (Activity in Allowance for Loan Losses Related to ASC 310-30 Acquired Loans) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	$ 537,111	$ 601,792
Provision for loan losses	170,016	241,478	$ 270,134
Balance at end of period	540,651	537,111	601,792
Westernbank Puerto Rico | Acquired loans in an FDIC assisted transaction | Credit Impaired Loans | ASC Subtopic 310-30
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of period	63,563	78,846
Provision for loan losses	1,342	46,643
Net recoveries (charge-offs)	3,972	(61,926)
Balance at end of period	$ 68,877	$ 63,563	$ 78,846